Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended				13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended			23 Months Ended			24 Months Ended			25 Months Ended			26 Months Ended			27 Months Ended			28 Months Ended			29 Months Ended			30 Months Ended			31 Months Ended			32 Months Ended			33 Months Ended			34 Months Ended			35 Months Ended			36 Months Ended			37 Months Ended			38 Months Ended			39 Months Ended			40 Months Ended			41 Months Ended			42 Months Ended			43 Months Ended			44 Months Ended			45 Months Ended			46 Months Ended			47 Months Ended			48 Months Ended			49 Months Ended			50 Months Ended			51 Months Ended			52 Months Ended			53 Months Ended			54 Months Ended			55 Months Ended			56 Months Ended			57 Months Ended			58 Months Ended			59 Months Ended			60 Months Ended			61 Months Ended			62 Months Ended			63 Months Ended			64 Months Ended			65 Months Ended			66 Months Ended			67 Months Ended			68 Months Ended			69 Months Ended			70 Months Ended			71 Months Ended			72 Months Ended			73 Months Ended			74 Months Ended			75 Months Ended			76 Months Ended			77 Months Ended			78 Months Ended			79 Months Ended			80 Months Ended			81 Months Ended			82 Months Ended			83 Months Ended			84 Months Ended			85 Months Ended			86 Months Ended			87 Months Ended			88 Months Ended			89 Months Ended			90 Months Ended			91 Months Ended			92 Months Ended			93 Months Ended			94 Months Ended			95 Months Ended			96 Months Ended			97 Months Ended			98 Months Ended			99 Months Ended			100 Months Ended			101 Months Ended			102 Months Ended			103 Months Ended			104 Months Ended			105 Months Ended		106 Months Ended		107 Months Ended		108 Months Ended		109 Months Ended		110 Months Ended		111 Months Ended		112 Months Ended		113 Months Ended		114 Months Ended		115 Months Ended		116 Months Ended		117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000167848
Account Value [Line Items]
Line Graph and Table Measure Name																																					Class A with load
Accumulated Value		$ 9,425			$ 9,529			$ 9,708			$ 9,755			$ 10,292			$ 10,368			$ 10,547			$ 10,170			$ 9,925			$ 9,974			$ 10,302			$ 10,630				$ 10,842			$ 11,276			$ 11,739			$ 11,759			$ 12,202			$ 12,241			$ 12,463			$ 12,617			$ 12,964			$ 13,141			$ 14,117			$ 13,549			$ 13,161			$ 13,141			$ 13,340			$ 13,390			$ 13,858			$ 13,988			$ 13,988			$ 12,832			$ 13,231			$ 12,227			$ 13,383			$ 13,872			$ 14,402			$ 15,037			$ 14,121			$ 15,152			$ 15,214			$ 14,860			$ 14,808			$ 14,891			$ 15,381			$ 15,921			$ 16,031			$ 14,974			$ 13,609			$ 15,184			$ 16,164			$ 17,166			$ 18,179			$ 19,533			$ 18,993			$ 18,905			$ 20,667			$ 21,497			$ 21,427			$ 21,871			$ 22,093			$ 23,069			$ 23,058			$ 23,643			$ 23,432			$ 24,251			$ 22,648			$ 23,175			$ 22,309			$ 22,696			$ 21,338			$ 20,470			$ 20,546			$ 17,972			$ 17,457			$ 16,438			$ 18,023			$ 17,356			$ 15,696			$ 15,910			$ 17,608			$ 16,768			$ 19,030			$ 18,231			$ 19,653			$ 19,612			$ 20,127			$ 21,265			$ 22,226			$ 21,061			$ 19,680			$ 18,976			$ 21,820			$ 22,781			$ 22,781			$ 24,271			$ 24,271			$ 22,930			$ 24,041			$ 25,098			$ 24,854			$ 25,883			$ 27,102			$ 26,682			$ 28,226		$ 27,847		$ 29,879		$ 28,958		$ 26,885		$ 27,576		$ 29,784		$ 31,328		$ 31,477		$ 32,439		$ 33,685		$ 33,888		$ 32,533
C000167849
Account Value [Line Items]
Line Graph and Table Measure Name																																					Class C
Accumulated Value		10,000			10,110			10,290			10,340			10,890			10,970			11,150			10,740			10,470			10,514			10,851			11,198				11,412			11,862			12,341			12,352			12,811			12,842			13,066			13,219			13,577			13,746			14,767			14,167			13,746			13,715			13,925			13,967			14,441			14,567			14,557			13,346			13,746			12,698			13,903			14,385			14,932			15,590			14,615			15,677			15,732			15,360			15,294			15,371			15,864			16,411			16,515			15,424			14,008			15,610			16,620			17,641			18,662			20,043			19,475			19,370			21,169			21,997			21,910			22,355			22,565			23,546			23,522			24,102			23,880			24,695			23,040			23,559			22,682			23,053			21,668			20,775			20,829			18,210			17,677			16,638			18,236			17,544			15,852			16,065			17,757			16,907			19,168			18,347			19,787			19,715			20,234			21,357			22,307			21,126			19,730			19,009			21,846			22,797			22,783			24,251			24,237			22,905			24,015			25,070			24,827			25,855			27,073			26,653			28,196		27,817		29,846		28,926		26,856		27,546		29,751		31,294		31,443		32,403		33,648		33,851		32,498
C000188122
Account Value [Line Items]
Line Graph and Table Measure Name																																					Class N
Accumulated Value	$ 10,000			$ 10,400			$ 10,835			$ 10,844			$ 11,261			$ 11,297			$ 11,510			$ 11,652			$ 11,980			$ 12,138			$ 13,047			$ 12,533				$ 12,165			$ 12,156			$ 12,340			$ 12,395			$ 12,827			$ 12,946			$ 12,955			$ 11,890			$ 12,257			$ 11,329			$ 12,407			$ 12,859			$ 13,360			$ 13,956			$ 13,100			$ 14,062			$ 14,120			$ 13,802			$ 13,745			$ 13,831			$ 14,293			$ 14,794			$ 14,906			$ 13,928			$ 12,655			$ 14,122			$ 15,048			$ 15,985			$ 16,921			$ 18,194			$ 17,695			$ 17,614			$ 19,273			$ 20,041			$ 19,976			$ 20,397			$ 20,614			$ 21,527			$ 21,516			$ 22,078			$ 21,883			$ 22,651			$ 21,159			$ 21,656			$ 20,856			$ 21,225			$ 19,959			$ 19,158			$ 19,228			$ 16,828			$ 16,352			$ 15,400			$ 16,886			$ 16,271			$ 14,703			$ 14,923			$ 16,503			$ 15,735			$ 17,851			$ 17,112			$ 18,452			$ 18,414			$ 18,902			$ 19,966			$ 20,880			$ 19,791			$ 18,502			$ 17,838			$ 20,530			$ 21,431			$ 21,444			$ 22,846			$ 22,858			$ 21,594			$ 22,645			$ 23,647			$ 23,421			$ 24,398			$ 25,550			$ 25,162			$ 26,626			$ 26,276			$ 28,191			$ 27,340			$ 25,387			$ 26,038			$ 28,141			$ 29,618			$ 29,756			$ 30,670			$ 31,859			$ 32,059			$ 30,782
C000167850
Account Value [Line Items]
Line Graph and Table Measure Name																																					Class Y
Accumulated Value		10,000			10,120			10,310			10,370			10,930			11,010			11,200			10,810			10,550			10,608			10,957			11,305				11,541			12,002			12,504			12,515			12,996			13,037			13,273			13,447			13,816			14,003			15,053			14,449			14,035			14,025			14,237			14,300			14,798			14,936			14,936			13,717			14,131			13,064			14,307			14,829			15,395			16,083			15,107			16,217			16,283			15,917			15,850			15,950			16,483			17,060			17,189			16,050			14,594			16,273			17,342			18,422			19,502			20,970			20,394			20,300			22,202			23,087			23,012			23,499			23,748			24,801			24,788			25,424			25,200			26,098			24,365			24,938			24,028			24,440			22,981			22,056			22,137			19,369			18,820			17,735			19,436			18,726			16,931			17,172			18,994			18,111			20,550			19,684			21,243			21,185			21,748			22,974			24,028			22,772			21,286			20,521			23,624			24,648			24,663			26,279			26,279			24,836			26,048			27,203			26,928			28,054			29,382			28,934			30,623		30,204		32,412		31,431		29,194		29,945		32,355		34,043		34,202		35,255		36,626		36,843		35,371
C000105118
Account Value [Line Items]
Line Graph and Table Measure Name																																					Class A with load
Accumulated Value			$ 9,651			$ 9,509			$ 9,346			$ 9,260			$ 9,557			$ 9,839			$ 9,963			$ 10,000			$ 10,184			$ 10,278			$ 10,374			$ 10,436				$ 10,453			$ 10,568			$ 10,621			$ 10,686			$ 10,713			$ 10,748			$ 10,792			$ 10,799			$ 10,894			$ 10,856			$ 10,918			$ 11,008			$ 11,032			$ 11,087			$ 11,192			$ 11,212			$ 11,235			$ 11,279			$ 11,281			$ 11,298			$ 11,365			$ 11,394			$ 11,445			$ 11,434			$ 11,338			$ 11,091			$ 11,278			$ 11,407			$ 11,387			$ 11,553			$ 11,521			$ 11,541			$ 11,606			$ 11,551			$ 11,580			$ 11,449			$ 11,478			$ 11,662			$ 11,733			$ 11,540			$ 9,750			$ 10,140			$ 10,595			$ 10,809			$ 11,008			$ 11,223			$ 11,318			$ 11,380			$ 11,614			$ 11,798			$ 11,917			$ 11,990			$ 11,998			$ 12,058			$ 12,120			$ 12,155			$ 12,161			$ 12,210			$ 12,259			$ 12,283			$ 12,249			$ 12,341			$ 12,365			$ 12,288			$ 12,272			$ 12,240			$ 11,881			$ 11,564			$ 11,731			$ 11,924			$ 11,592			$ 11,592			$ 11,724			$ 11,732			$ 12,078			$ 12,115			$ 12,058			$ 12,193			$ 12,150			$ 12,441			$ 12,624			$ 12,780			$ 12,843			$ 12,784			$ 12,941			$ 13,141			$ 13,240			$ 13,335			$ 13,452			$ 13,498			$ 13,597			$ 13,642			$ 13,726		$ 13,805		$ 13,898		$ 14,024		$ 14,178		$ 14,233		$ 14,335		$ 14,343		$ 14,251		$ 14,231		$ 14,514		$ 14,615		$ 14,738	$ 14,824	$ 14,834	$ 14,827	$ 14,875
C000105119
Account Value [Line Items]
Line Graph and Table Measure Name																																					Class C
Accumulated Value			10,000			9,835			9,660			9,565			9,866			10,152			10,285			10,307			10,489			10,580			10,673			10,741				10,741			10,852			10,901			10,961			10,982			11,011			11,050			11,050			11,141			11,094			11,151			11,237			11,252			11,301			11,402			11,415			11,433			11,470			11,465			11,476			11,537			11,558			11,603			11,584			11,479			11,221			11,404			11,516			11,501			11,662			11,622			11,635			11,693			11,629			11,651			11,512			11,521			11,712			11,775			11,574			9,766			10,164			10,602			10,811			11,003			11,212			11,299			11,354			11,582			11,758			11,869			11,935			11,936			11,988			12,042			12,070			12,067			12,095			12,150			12,166			12,125			12,194			12,224			12,140			12,117			12,077			11,714			11,407			11,551			11,748			11,399			11,405			11,514			11,513			11,847			11,891			11,827			11,937			11,887			12,165			12,337			12,481			12,535			12,469			12,615			12,810			12,906			12,998			13,113			13,157			13,254			13,298			13,380		13,457		13,548		13,671		13,820		13,874		13,974		13,981		13,892		13,872		14,148		14,247		14,367	14,450	14,460	14,453	14,500
C000188118
Account Value [Line Items]
Line Graph and Table Measure Name																																					Class N
Accumulated Value	10,000			10,034			10,079			10,098			10,179			10,145			10,217			10,293			10,328			10,372			10,483			10,494				10,518			10,561			10,566			10,585			10,650			10,680			10,741			10,734			10,646			10,418			10,596			10,719			10,714			10,862			10,835			10,856			10,920			10,871			10,900			10,781			10,811			10,987			11,056			10,877			9,195			9,564			9,996			10,188			10,378			10,582			10,674			10,735			10,958			11,135			11,250			11,321			11,332			11,391			11,453			11,489			11,497			11,534			11,596			11,622			11,593			11,669			11,708			11,638			11,613			11,585			11,261			10,964			11,111			11,311			10,999			11,001			11,129			11,139			11,457			11,509			11,458			11,589			11,536			11,816			12,007			12,144			12,207			12,154			12,321			12,515			12,597			12,705			12,820			12,867			12,965			12,995			13,078			13,157			13,265			13,373			13,522			13,579			13,679			13,707			13,623			13,589			13,881			13,981			14,102			14,188			14,201			14,197			14,247
C000105120
Account Value [Line Items]
Line Graph and Table Measure Name																																					Class Y
Accumulated Value			10,000			9,845			9,679			9,592			9,901			10,195			10,337			10,377			10,569			10,658			10,761			10,838				10,858			10,979			11,036			11,106			11,125			11,174			11,223			11,233			11,334			11,285			11,364			11,460			11,486			11,535			11,658			11,681			11,696			11,755			11,760			11,769			11,853			11,873			11,941			11,932			11,835			11,580			11,777			11,914			11,895			12,072			12,041			12,064			12,135			12,080			12,113			11,979			12,011			12,207			12,283			12,084			10,214			10,624			11,103			11,330			11,540			11,768			11,869			11,937			12,185			12,380			12,508			12,587			12,598			12,663			12,732			12,771			12,780			12,834			12,888			12,917			12,884			12,982			13,011			12,933			12,918			12,887			12,512			12,182			12,360			12,566			12,219			12,222			12,364			12,374			12,742			12,783			12,726			12,871			12,828			13,138			13,334			13,501			13,554			13,512			13,680			13,895			14,002			14,105			14,232			14,283			14,391			14,442			14,534		14,621		14,723		14,859		15,025		15,087		15,198		15,209		15,134		15,097		15,419		15,510		15,664	15,739	15,753	15,748	15,803
C000115831
Account Value [Line Items]
Line Graph and Table Measure Name																																					Class A with load
Accumulated Value			9,427			9,368			8,835			8,738			9,290			9,342			9,426			9,465			9,770			9,874			9,919			9,725				9,984			9,997			10,340			10,716			10,690			10,848			11,053			11,158			11,336			11,455			11,706			11,943			12,267			12,348			13,105			12,577			12,405			12,471			12,971			13,185			13,385			13,714			13,907			12,528			12,956			11,755			12,672			13,004			13,234			13,795			13,036			13,834			13,913			13,866			14,095			14,277			14,728			14,984			14,659			13,478			11,741			13,581			14,445			14,762			15,797			16,567			15,874			15,506			17,115			17,726			17,295			18,367			19,311			20,099			20,438			21,088			22,013			22,847			21,839			23,763			24,212			24,674			22,764			22,412			24,046			21,947			21,708			20,288			21,809			20,941			19,320			20,237			21,670			20,513			21,783			21,224			22,405			22,887			23,014			23,776			24,284			24,030			22,583			21,770			23,954			25,020			25,350			27,254			27,546			25,426			26,150			26,721			26,759		27,165		27,571		27,038		28,536		27,482		28,511		27,356		26,023		25,655		27,241		28,993		29,945	30,326	31,138	31,532	31,481
C000115832
Account Value [Line Items]
Line Graph and Table Measure Name																																					Class C
Accumulated Value			10,000			9,927			9,361			9,255			9,828			9,877			9,962			9,997			10,309			10,415			10,457			10,245				10,514			10,515			10,868			11,263			11,227			11,385			11,593			11,694			11,874			11,996			12,248			12,492			12,823			12,889			13,673			13,122			12,928			12,991			13,503			13,713			13,915			14,249			14,435			12,999			13,434			12,183			13,124			13,461			13,685			14,264			13,469			14,281			14,358			14,298			14,531			14,704			15,161			15,414			15,069			13,848			12,059			13,942			14,808			15,134			16,178			16,961			16,234			15,852			17,483			18,098			17,639			18,727			19,675			20,463			20,802			21,451			22,368			23,206			22,169			24,104			24,553			25,009			23,052			22,685			24,319			22,179			21,925			20,475			21,996			21,109			19,475			20,376			21,813			20,629			21,882			21,313			22,480			22,950			23,064			23,818			24,302			24,032			22,580			21,754			23,918			24,983			25,312			27,214			27,505			25,388			26,111			26,681			26,719		27,125		27,531		26,998		28,494		27,442		28,468		27,315		25,984		25,617		27,201		28,950		29,901	30,281	31,092	31,485	31,434
C000188120
Account Value [Line Items]
Line Graph and Table Measure Name																																					Class N
Accumulated Value	10,000			10,147			10,338			10,442			10,614			10,737			10,971			11,198			11,505			11,583			12,296			11,803				11,643			11,710			12,184			12,384			12,577			12,884			13,071			11,777			12,184			11,048			11,921			12,232			12,454			12,979			12,269			13,023			13,105			13,060			13,282			13,452			13,882			14,125			13,820			12,712			11,073			12,816			13,627			13,932			14,912			15,642			14,992			14,647			16,172			16,758			16,353			17,361			18,266			19,007			19,334			19,963			20,842			21,635			20,687			22,505			22,945			23,393			21,586			21,256			22,803			20,819			20,595			19,249			20,701			19,886			18,351			19,225			20,583			19,492			20,699			20,174			21,297			21,763			21,895			22,624			23,102			22,875			21,500			20,747			22,827			23,849			24,173			25,981			26,268			24,257			24,951			25,502			25,550			25,933			26,340			25,837			27,274			26,268			27,262			26,160			24,891			24,544			26,064			27,753			28,674			29,046			29,836			30,219			30,183
C000115833
Account Value [Line Items]
Line Graph and Table Measure Name																																					Class Y
Accumulated Value			10,000			9,943			9,373			9,277			9,860			9,915			10,011			10,053			10,382			10,492			10,547			10,341				10,622			10,633			10,996			11,408			11,380			11,548			11,765			11,877			12,073			12,205			12,478			12,730			13,079			13,162			13,974			13,420			13,238			13,308			13,846			14,074			14,294			14,650			14,855			13,383			13,846			12,562			13,546			13,900			14,152			14,758			13,950			14,800			14,901			14,842			15,094			15,296			15,776			16,055			15,708			14,448			12,596			14,567			15,489			15,836			16,958			17,780			17,041			16,648			18,382			19,040			18,580			19,735			20,753			21,604			21,976			22,681			23,680			24,580			23,503			25,569			26,068			26,574			24,521			24,146			25,903			23,650			23,395			21,865			23,515			22,576			20,846			21,839			23,381			22,149			23,506			22,909			24,198			24,714			24,863			25,691			26,234			25,976			24,415			23,547			25,908			27,072			27,439			29,491			29,817			27,520			28,322			28,947			29,002		29,437		29,885		29,314		30,945		29,803		30,931		29,681		28,241		27,846		29,572		31,489		32,522	32,956	33,826	34,275	34,220
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																					MSCI All Country World Index (Net)
Accumulated Value		10,000			10,148			10,160			10,099			10,534			10,570			10,634			10,454			10,533			10,761			11,055			11,365				11,504			11,683			11,941			11,996			12,331			12,378			12,617			12,879			13,129			13,340			14,093			13,501			13,212			13,338			13,355			13,283			13,683			13,791			13,851			12,813			13,000			12,084			13,039			13,387			13,556			14,013			13,182			14,045			14,087			13,752			14,042			14,426			14,778			15,299			15,130			13,908			12,030			13,319			13,898			14,342			15,101			16,025			15,508			15,131			16,996			17,785			17,705			18,115			18,598			19,412			19,714			19,973			20,111			20,614			19,763			20,772			20,271			21,082			20,047			19,529			19,952			18,355			18,377			16,828			18,003			17,340			15,680			16,626			17,916			17,211			18,444			17,916			18,468			18,734			18,533			19,609			20,327			19,759			18,942			18,372			20,068			21,032			21,155			22,063			22,756			22,005			22,899			23,409			23,786			24,390			24,957			24,397			25,309		24,710		25,540		25,386		24,383		24,610		26,025		27,193		27,562		28,243		29,266		29,921		29,917
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																					MSCI All Country World Index (Net)
Accumulated Value		10,000			10,148			10,160			10,099			10,534			10,570			10,634			10,454			10,533			10,761			11,055			11,365				11,504			11,683			11,941			11,996			12,331			12,378			12,617			12,879			13,129			13,340			14,093			13,501			13,212			13,338			13,355			13,283			13,683			13,791			13,851			12,813			13,000			12,084			13,039			13,387			13,556			14,013			13,182			14,045			14,087			13,752			14,042			14,426			14,778			15,299			15,130			13,908			12,030			13,319			13,898			14,342			15,101			16,025			15,508			15,131			16,996			17,785			17,705			18,115			18,598			19,412			19,714			19,973			20,111			20,614			19,763			20,772			20,271			21,082			20,047			19,529			19,952			18,355			18,377			16,828			18,003			17,340			15,680			16,626			17,916			17,211			18,444			17,916			18,468			18,734			18,533			19,609			20,327			19,759			18,942			18,372			20,068			21,032			21,155			22,063			22,756			22,005			22,899			23,409			23,786			24,390			24,957			24,397			25,309		24,710		25,540		25,386		24,383		24,610		26,025		27,193		27,562		28,243		29,266		29,921		29,917
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																					MSCI All Country World Index (Net)
Accumulated Value	10,000			10,156			10,380			10,427			10,719			10,760			10,968			11,195			11,412			11,596			12,250			11,736				11,485			11,594			11,609			11,546			11,894			11,988			12,040			11,137			11,300			10,504			11,334			11,637			11,783			12,181			11,459			12,209			12,245			11,954			12,206			12,540			12,846			13,298			13,151			12,089			10,457			11,577			12,081			12,467			13,126			13,930			13,480			13,153			14,774			15,460			15,390			15,746			16,167			16,874			17,136			17,362			17,482			17,919			17,179			18,056			17,621			18,326			17,426			16,976			17,343			15,955			15,974			14,627			15,649			15,073			13,630			14,452			15,573			14,960			16,033			15,573			16,053			16,284			16,110			17,045			17,669			17,175			16,465			15,970			17,444			18,282			18,389			19,178			19,780			19,128			19,905			20,348			20,676			21,201			21,694			21,207			22,000			21,479			22,200			22,066			21,195			21,392			22,622			23,638			23,958			24,550			25,440			26,009			26,006
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																					MSCI All Country World Index (Net)
Accumulated Value		$ 10,000			$ 10,148			$ 10,160			$ 10,099			$ 10,534			$ 10,570			$ 10,634			$ 10,454			$ 10,533			$ 10,761			$ 11,055			$ 11,365				$ 11,504			$ 11,683			$ 11,941			$ 11,996			$ 12,331			$ 12,378			$ 12,617			$ 12,879			$ 13,129			$ 13,340			$ 14,093			$ 13,501			$ 13,212			$ 13,338			$ 13,355			$ 13,283			$ 13,683			$ 13,791			$ 13,851			$ 12,813			$ 13,000			$ 12,084			$ 13,039			$ 13,387			$ 13,556			$ 14,013			$ 13,182			$ 14,045			$ 14,087			$ 13,752			$ 14,042			$ 14,426			$ 14,778			$ 15,299			$ 15,130			$ 13,908			$ 12,030			$ 13,319			$ 13,898			$ 14,342			$ 15,101			$ 16,025			$ 15,508			$ 15,131			$ 16,996			$ 17,785			$ 17,705			$ 18,115			$ 18,598			$ 19,412			$ 19,714			$ 19,973			$ 20,111			$ 20,614			$ 19,763			$ 20,772			$ 20,271			$ 21,082			$ 20,047			$ 19,529			$ 19,952			$ 18,355			$ 18,377			$ 16,828			$ 18,003			$ 17,340			$ 15,680			$ 16,626			$ 17,916			$ 17,211			$ 18,444			$ 17,916			$ 18,468			$ 18,734			$ 18,533			$ 19,609			$ 20,327			$ 19,759			$ 18,942			$ 18,372			$ 20,068			$ 21,032			$ 21,155			$ 22,063			$ 22,756			$ 22,005			$ 22,899			$ 23,409			$ 23,786			$ 24,390			$ 24,957			$ 24,397			$ 25,309		$ 24,710		$ 25,540		$ 25,386		$ 24,383		$ 24,610		$ 26,025		$ 27,193		$ 27,562		$ 28,243		$ 29,266		$ 29,921		$ 29,917
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000			9,968			10,105			10,177			10,270			10,309			10,312			10,497			10,564			10,552			10,545			10,465				10,217			10,232			10,252			10,321			10,315			10,395			10,475			10,464			10,509			10,604			10,553			10,559			10,546			10,594			10,472			10,373			10,439			10,362			10,436			10,423			10,425			10,492			10,425			10,342			10,404			10,595			10,708			10,701			10,907			10,910			11,103			11,243			11,268			11,560			11,498			11,533			11,527			11,519			11,740			11,952			11,881			12,093			12,149			12,225			12,408			12,308			12,301			12,246			12,366			12,383			12,295			12,117			11,966			12,060			12,100			12,185			12,321			12,297			12,191			12,188			12,224			12,192			11,930			11,797			11,469			11,034			11,105			10,931			11,198			10,881			10,411			10,276			10,654			10,606			10,932			10,650			10,920			10,987			10,867			10,828			10,821			10,751			10,478			10,313			10,780			11,193			11,162			11,004			11,106			10,825			11,009			11,113			11,373		11,536		11,690		11,401		11,521		11,333		11,393		11,643		11,648		11,693		11,610		11,788		11,757	11,898	12,028	12,103	12,178
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000			9,968			10,105			10,177			10,270			10,309			10,312			10,497			10,564			10,552			10,545			10,465				10,217			10,232			10,252			10,321			10,315			10,395			10,475			10,464			10,509			10,604			10,553			10,559			10,546			10,594			10,472			10,373			10,439			10,362			10,436			10,423			10,425			10,492			10,425			10,342			10,404			10,595			10,708			10,701			10,907			10,910			11,103			11,243			11,268			11,560			11,498			11,533			11,527			11,519			11,740			11,952			11,881			12,093			12,149			12,225			12,408			12,308			12,301			12,246			12,366			12,383			12,295			12,117			11,966			12,060			12,100			12,185			12,321			12,297			12,191			12,188			12,224			12,192			11,930			11,797			11,469			11,034			11,105			10,931			11,198			10,881			10,411			10,276			10,654			10,606			10,932			10,650			10,920			10,987			10,867			10,828			10,821			10,751			10,478			10,313			10,780			11,193			11,162			11,004			11,106			10,825			11,009			11,113			11,373		11,536		11,690		11,401		11,521		11,333		11,393		11,643		11,648		11,693		11,610		11,788		11,757	11,898	12,028	12,103	12,178
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000			10,077			10,155			10,145			10,188			10,280			10,231			10,237			10,223			10,270			10,152			10,056				10,120			10,045			10,117			10,104			10,107			10,172			10,106			10,026			10,086			10,271			10,381			10,375			10,574			10,576			10,764			10,899			10,923			11,206			11,147			11,180			11,175			11,167			11,382			11,587			11,518			11,723			11,778			11,852			12,029			11,932			11,925			11,872			11,989			12,005			11,919			11,747			11,600			11,692			11,730			11,812			11,945			11,922			11,819			11,815			11,850			11,820			11,565			11,436			11,119			10,697			10,766			10,597			10,856			10,549			10,093			9,962			10,329			10,282			10,598			10,324			10,587			10,651			10,535			10,497			10,490			10,423			10,158			9,998			10,451			10,851			10,821			10,668			10,766			10,495			10,672			10,773			11,025			11,184			11,333			11,052			11,169			10,986			11,045			11,288			11,292			11,336			11,255			11,428			11,398			11,534			11,660			11,733			11,806
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000			9,968			10,105			10,177			10,270			10,309			10,312			10,497			10,564			10,552			10,545			10,465				10,217			10,232			10,252			10,321			10,315			10,395			10,475			10,464			10,509			10,604			10,553			10,559			10,546			10,594			10,472			10,373			10,439			10,362			10,436			10,423			10,425			10,492			10,425			10,342			10,404			10,595			10,708			10,701			10,907			10,910			11,103			11,243			11,268			11,560			11,498			11,533			11,527			11,519			11,740			11,952			11,881			12,093			12,149			12,225			12,408			12,308			12,301			12,246			12,366			12,383			12,295			12,117			11,966			12,060			12,100			12,185			12,321			12,297			12,191			12,188			12,224			12,192			11,930			11,797			11,469			11,034			11,105			10,931			11,198			10,881			10,411			10,276			10,654			10,606			10,932			10,650			10,920			10,987			10,867			10,828			10,821			10,751			10,478			10,313			10,780			11,193			11,162			11,004			11,106			10,825			11,009			11,113			11,373		11,536		11,690		11,401		11,521		11,333		11,393		11,643		11,648		11,693		11,610		11,788		11,757	11,898	12,028	12,103	12,178
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			9,842			9,354			9,341			9,975			10,014			10,193			10,220			10,597			10,612			10,614			10,420				10,806			11,019			11,228			11,674			11,688			11,808			11,974			12,049			12,297			12,334			12,589			12,882			13,277			13,425			14,194			13,671			13,323			13,374			13,696			13,781			14,294			14,759			14,843			13,829			14,111			12,837			13,865			14,310			14,588			15,179			14,215			15,216			15,435			15,190			15,475			15,810			16,384			16,878			16,872			15,483			13,570			15,310			16,039			16,358			17,281			18,523			17,819			17,345			19,244			19,984			19,782			20,327			21,218			22,350			22,506			23,032			23,579			24,296			23,166			24,789			24,617			25,720			24,389			23,659			24,537			22,398			22,439			20,587			22,485			21,568			19,581			21,167			22,350			21,062			22,385			21,839			22,641			22,994			23,094			24,620			25,411			25,007			23,814			23,314			25,443			26,599			27,046			28,490			29,406			28,205			29,604			30,666			31,039		31,792		32,471		32,177		34,066		33,254		34,180		33,734		31,833		31,617		33,607		35,316		36,109	36,841	38,185	39,079	39,175
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			9,842			9,354			9,341			9,975			10,014			10,193			10,220			10,597			10,612			10,614			10,420				10,806			11,019			11,228			11,674			11,688			11,808			11,974			12,049			12,297			12,334			12,589			12,882			13,277			13,425			14,194			13,671			13,323			13,374			13,696			13,781			14,294			14,759			14,843			13,829			14,111			12,837			13,865			14,310			14,588			15,179			14,215			15,216			15,435			15,190			15,475			15,810			16,384			16,878			16,872			15,483			13,570			15,310			16,039			16,358			17,281			18,523			17,819			17,345			19,244			19,984			19,782			20,327			21,218			22,350			22,506			23,032			23,579			24,296			23,166			24,789			24,617			25,720			24,389			23,659			24,537			22,398			22,439			20,587			22,485			21,568			19,581			21,167			22,350			21,062			22,385			21,839			22,641			22,994			23,094			24,620			25,411			25,007			23,814			23,314			25,443			26,599			27,046			28,490			29,406			28,205			29,604			30,666			31,039		31,792		32,471		32,177		34,066		33,254		34,180		33,734		31,833		31,617		33,607		35,316		36,109	36,841	38,185	39,079	39,175
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			10,103			10,245			10,309			10,521			10,553			10,771			11,022			11,360			11,486			12,144			11,696				11,399			11,443			11,718			11,791			12,229			12,628			12,700			11,832			12,073			10,983			11,863			12,244			12,482			12,987			12,162			13,019			13,206			12,997			13,240			13,527			14,018			14,441			14,435			13,247			11,611			13,099			13,723			13,996			14,785			15,848			15,246			14,840			16,465			17,098			16,925			17,392			18,154			19,122			19,256			19,706			20,174			20,787			19,820			21,209			21,062			22,006			20,867			20,242			20,994			19,163			19,198			17,614			19,238			18,453			16,754			18,110			19,122			18,020			19,153			18,685			19,371			19,674			19,759			21,065			21,742			21,395			20,375			19,947			21,769			22,757			23,140			24,375			25,160			24,132			25,329			26,238			26,557			27,201			27,782			27,530			29,146			28,451			29,244			28,862			27,236			27,051			28,754			30,216			30,894			31,521			32,671			33,436			33,518
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			9,842			9,354			9,341			9,975			10,014			10,193			10,220			10,597			10,612			10,614			10,420				10,806			11,019			11,228			11,674			11,688			11,808			11,974			12,049			12,297			12,334			12,589			12,882			13,277			13,425			14,194			13,671			13,323			13,374			13,696			13,781			14,294			14,759			14,843			13,829			14,111			12,837			13,865			14,310			14,588			15,179			14,215			15,216			15,435			15,190			15,475			15,810			16,384			16,878			16,872			15,483			13,570			15,310			16,039			16,358			17,281			18,523			17,819			17,345			19,244			19,984			19,782			20,327			21,218			22,350			22,506			23,032			23,579			24,296			23,166			24,789			24,617			25,720			24,389			23,659			24,537			22,398			22,439			20,587			22,485			21,568			19,581			21,167			22,350			21,062			22,385			21,839			22,641			22,994			23,094			24,620			25,411			25,007			23,814			23,314			25,443			26,599			27,046			28,490			29,406			28,205			29,604			30,666			31,039		31,792		32,471		32,177		34,066		33,254		34,180		33,734		31,833		31,617		33,607		35,316		36,109	36,841	38,185	39,079	39,175
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Morningstar LSTA US Leveraged Loan Index
Accumulated Value			10,000			9,895			9,830			9,779			10,048			10,248			10,339			10,341			10,489			10,568			10,659			10,747				10,776			10,900			10,961			11,016			11,025			11,073			11,114			11,109			11,185			11,180			11,224			11,291			11,304			11,349			11,458			11,481			11,513			11,561			11,580			11,594			11,679			11,726			11,807			11,803			11,697			11,399			11,689			11,875			11,855			12,051			12,024			12,054			12,150			12,117			12,173			12,119			12,190			12,384			12,453			12,289			10,769			11,253			11,681			11,814			12,045			12,225			12,302			12,327			12,602			12,771			12,923			12,999			12,999			13,065			13,141			13,190			13,188			13,251			13,336			13,372			13,350			13,436			13,484			13,415			13,422			13,451			13,107			12,824			13,098			13,294			12,991			13,120			13,277			13,332			13,688			13,767			13,762			13,907			13,881			14,196			14,378			14,547			14,687			14,684			14,863			15,108			15,210			15,348			15,479			15,572			15,718			15,773			15,881		15,982		16,096		16,234		16,368		16,461		16,575		16,592		16,540		16,531		16,788		16,923		17,071	17,147	17,222	17,260	17,322
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Morningstar LSTA US Leveraged Loan Index
Accumulated Value			10,000			9,895			9,830			9,779			10,048			10,248			10,339			10,341			10,489			10,568			10,659			10,747				10,776			10,900			10,961			11,016			11,025			11,073			11,114			11,109			11,185			11,180			11,224			11,291			11,304			11,349			11,458			11,481			11,513			11,561			11,580			11,594			11,679			11,726			11,807			11,803			11,697			11,399			11,689			11,875			11,855			12,051			12,024			12,054			12,150			12,117			12,173			12,119			12,190			12,384			12,453			12,289			10,769			11,253			11,681			11,814			12,045			12,225			12,302			12,327			12,602			12,771			12,923			12,999			12,999			13,065			13,141			13,190			13,188			13,251			13,336			13,372			13,350			13,436			13,484			13,415			13,422			13,451			13,107			12,824			13,098			13,294			12,991			13,120			13,277			13,332			13,688			13,767			13,762			13,907			13,881			14,196			14,378			14,547			14,687			14,684			14,863			15,108			15,210			15,348			15,479			15,572			15,718			15,773			15,881		15,982		16,096		16,234		16,368		16,461		16,575		16,592		16,540		16,531		16,788		16,923		17,071	17,147	17,222	17,260	17,322
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Morningstar LSTA US Leveraged Loan Index
Accumulated Value	$ 10,000			$ 10,044			$ 10,080			$ 10,076			$ 10,145			$ 10,141			$ 10,181			$ 10,241			$ 10,253			$ 10,294			$ 10,393			$ 10,414				$ 10,443			$ 10,486			$ 10,504			$ 10,516			$ 10,594			$ 10,636			$ 10,709			$ 10,706			$ 10,609			$ 10,339			$ 10,603			$ 10,771			$ 10,753			$ 10,930			$ 10,907			$ 10,933			$ 11,021			$ 10,990			$ 11,042			$ 10,992			$ 11,056			$ 11,233			$ 11,296			$ 11,146			$ 9,768			$ 10,207			$ 10,595			$ 10,715			$ 10,925			$ 11,088			$ 11,158			$ 11,181			$ 11,430			$ 11,584			$ 11,722			$ 11,790			$ 11,790			$ 11,851			$ 11,920			$ 11,964			$ 11,962			$ 12,019			$ 12,096			$ 12,128			$ 12,109			$ 12,187			$ 12,231			$ 12,168			$ 12,174			$ 12,200			$ 11,888			$ 11,632			$ 11,881			$ 12,058			$ 11,783			$ 11,900			$ 12,043			$ 12,093			$ 12,415			$ 12,487			$ 12,483			$ 12,614			$ 12,591			$ 12,876			$ 13,041			$ 13,194			$ 13,321			$ 13,319			$ 13,481			$ 13,703			$ 13,796			$ 13,921			$ 14,040			$ 14,124			$ 14,257			$ 14,307			$ 14,404			$ 14,496			$ 14,599			$ 14,725			$ 14,847			$ 14,931			$ 15,034			$ 15,050			$ 15,002			$ 14,994			$ 15,227			$ 15,350			$ 15,484			$ 15,553			$ 15,621			$ 15,656			$ 15,712
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Morningstar LSTA US Leveraged Loan Index
Accumulated Value			$ 10,000			$ 9,895			$ 9,830			$ 9,779			$ 10,048			$ 10,248			$ 10,339			$ 10,341			$ 10,489			$ 10,568			$ 10,659			$ 10,747				$ 10,776			$ 10,900			$ 10,961			$ 11,016			$ 11,025			$ 11,073			$ 11,114			$ 11,109			$ 11,185			$ 11,180			$ 11,224			$ 11,291			$ 11,304			$ 11,349			$ 11,458			$ 11,481			$ 11,513			$ 11,561			$ 11,580			$ 11,594			$ 11,679			$ 11,726			$ 11,807			$ 11,803			$ 11,697			$ 11,399			$ 11,689			$ 11,875			$ 11,855			$ 12,051			$ 12,024			$ 12,054			$ 12,150			$ 12,117			$ 12,173			$ 12,119			$ 12,190			$ 12,384			$ 12,453			$ 12,289			$ 10,769			$ 11,253			$ 11,681			$ 11,814			$ 12,045			$ 12,225			$ 12,302			$ 12,327			$ 12,602			$ 12,771			$ 12,923			$ 12,999			$ 12,999			$ 13,065			$ 13,141			$ 13,190			$ 13,188			$ 13,251			$ 13,336			$ 13,372			$ 13,350			$ 13,436			$ 13,484			$ 13,415			$ 13,422			$ 13,451			$ 13,107			$ 12,824			$ 13,098			$ 13,294			$ 12,991			$ 13,120			$ 13,277			$ 13,332			$ 13,688			$ 13,767			$ 13,762			$ 13,907			$ 13,881			$ 14,196			$ 14,378			$ 14,547			$ 14,687			$ 14,684			$ 14,863			$ 15,108			$ 15,210			$ 15,348			$ 15,479			$ 15,572			$ 15,718			$ 15,773			$ 15,881		$ 15,982		$ 16,096		$ 16,234		$ 16,368		$ 16,461		$ 16,575		$ 16,592		$ 16,540		$ 16,531		$ 16,788		$ 16,923		$ 17,071	$ 17,147	$ 17,222	$ 17,260	$ 17,322